Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Class IA
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class IA
Average Annual Return, Percent	1.70%	8.20%	7.92%
Class IB
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class IB
Average Annual Return, Percent	1.43%	7.94%	7.65%
MSCI All Country World Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index-NR
Average Annual Return, Percent	17.49%	10.06%	9.23%
MSCI All Country World Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index-NR
Average Annual Return, Percent	17.49%	10.06%	9.23%
MSCI World Health Care Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Health Care Index-NR
Average Annual Return, Percent	1.13%	6.18%	7.33%
MSCI World Health Care Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Health Care Index-NR
Average Annual Return, Percent	1.13%	6.18%	7.33%